Statements of Changes in Shareholders' Equity - USD ($)	Share capital	Contributed surplus	Accumulated deficit	Total
Balance, beginning at Dec. 31, 2023	$ 26,046,222	$ 1,096,987	$ (5,799,425)	$ 21,343,784
Balance, beginning (in shares) at Dec. 31, 2023	43,038,463
Repurchase of common shares				$ 0
Repurchase of common shares (in shares)	(125,000)			125,000
Share-based compensation		338,229		$ 338,229
Comprehensive income (loss)			(283,276)	(283,276)
Balance, ending at Dec. 31, 2024	$ 26,046,222	1,435,216	(6,082,701)	21,398,737
Balance, ending (in shares) at Dec. 31, 2024	42,913,463
Contributed capital from equity raise, net of issuance costs	$ 22,820,892			22,820,892
Contributed capital from equity raise, net of issuance costs (in shares)	4,569,770
Shares issued on exercise of stock options	$ 1,428,375	(1,393,896)		34,479
Shares issued on exercise of stock options (in shares)	3,443,399
Spin-Out of 1554997 BC Ltd.	$ (13,751,289)			(13,751,289)
Return of capital	(1,072,837)			(1,072,837)
Share-based compensation		640,207		640,207
Comprehensive income (loss)			1,115,351	1,115,351
Balance, ending at Dec. 31, 2025	$ 35,471,363	$ 681,527	$ (4,967,350)	$ 31,185,540
Balance, ending (in shares) at Dec. 31, 2025	50,926,632